Shareholder Report, Holdings (Details) - M3Sixty Onchain U.S. Government Money Market Fund	Sep. 30, 2025
U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Total Investments	94.07%
Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	5.93%
U.S. Treasury Bill, 3.56%, 10/07/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.69%
U.S. Treasury Bill, 3.85%, 10/28/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%
Goldman Sachs Financial Square Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.26%